United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	October 31, 2001

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	93

Form 13F Information Table Value Total:	$109,162


List of Other Included Managers:

                                                     Karpas Strategies, LLC
                                                              FORM 13F
                                                         September30, 2001

                                                                                                    Voting Authority

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109      966    50049 SH       SOLE                    50049
AT&T Wireless                  COM              00209a106      205    13734 SH       SOLE                    13734
Ace Limited                    COM              G0070K103     1171    40575 SH       SOLE                    40575
Alliance Capital Management LP COM              018548107      704    15400 SH       SOLE                    15400
Amerada Hess                   COM              023551104      332     5226 SH       SOLE                     5226
American Express               COM              025816109      654    22500 SH       SOLE                    22500
American Home Products         COM              026609107     1421    24400 SH       SOLE                    24400
American International Group I COM              026874107      769     9857 SH       SOLE                     9857
BP PLC                         COM              055622104     1658    33710 SH       SOLE                    33710
Bank of New York Co.           COM              064057102     1260    36000 SH       SOLE                    36000
BellSouth Corp.                COM              079860102      247     5956 SH       SOLE                     5956
Berkshire Hathaway Inc. Cl B   COM              084670207      785      337 SH       SOLE                      337
Bristol-Myers Squibb           COM              110122108     3067    55200 SH       SOLE                    55200
Broadwing Inc.                 COM              111620100      330    20548 SH       SOLE                    20548
CNA Financial Corp.            COM              126117100      223     8250 SH       SOLE                     8250
Cablevision NY Group           COM              12686c109     1137    27775 SH       SOLE                    27775
Cardinal Health                COM              14149Y108      419     5661 SH       SOLE                     5661
Catalina Marketing             COM              148867104     1308    46700 SH       SOLE                    46700
Catellus Development Corp.     COM              149111106      388    22200 SH       SOLE                    22200
Caterpillar Inc.               COM              149123101      269     6000 SH       SOLE                     6000
Cendant Corp.                  COM              151313103     1945   151950 SH       SOLE                   151950
Charles Schwab Corp.           COM              808513105     9374   815100 SH       SOLE                   815100
ChevronTexaco Corp.            COM              166751107     1017    12000 SH       SOLE                    12000
CitiGroup Inc.                 COM              172967101     6473   159838 SH       SOLE                   159838
Coca Cola Co.                  COM              191216100      600    12800 SH       SOLE                    12800
Colgate-Palmolive Inc.         COM              194162103      408     7000 SH       SOLE                     7000
Comcast Corp.                  COM              200300200      793    22100 SH       SOLE                    22100
Commerce Bancorp Inc. NJ       COM              200519106      476     7000 SH       SOLE                     7000
Conoco Inc.                    COM              208251405      486    19195 SH       SOLE                    19195
Crescent Operating Inc.        COM              22575M100       23    88600 SH       SOLE                    88600
Crescent Real Estate Equities  COM              225756105      675    31450 SH       SOLE                    31450
Duke Energy Corp.              COM              264399106      622    16434 SH       SOLE                    16434
Duke Realty Corp.              COM              264411505      415    17506 SH       SOLE                    17506
E.I. Du Pont De Nemours & Co.  COM              263534109      269     7170 SH       SOLE                     7170
Eastgroup Properties           COM              277276101      323    14750 SH       SOLE                    14750
Enron Corp.                    COM              293561106      967    35500 SH       SOLE                    35500
Exxon Mobil Corporation        COM              30231G102     2249    57090 SH       SOLE                    57090
FPL Group Inc.                 COM              302571104      268     5000 SH       SOLE                     5000
Finova Group Inc.              COM              317928109       15    13000 SH       SOLE                    13000
First Nat'l Bank Nebraska      COM              335720108     2425     1000 SH       SOLE                     1000
Ford Motor                     COM              345370860      472    27227 SH       SOLE                    27227
Freddie Mac                    COM              313400301      266     4100 SH       SOLE                     4100
GATX Corp.                     COM              361448103      595    17675 SH       SOLE                    17675
General Electric               COM              369604103     5582   150058 SH       SOLE                   150058
Gillette Company               COM              375766102      268     9000 SH       SOLE                     9000
GlaxoSmithKline Plc ADR        COM              37733W105      208     3712 SH       SOLE                     3712
HSBC Hldg Plc Spnd ADR New     COM              404280406     1273    23700 SH       SOLE                    23700
Halliburton Co.                COM              406216101      225    10000 SH       SOLE                    10000
Hollinger International        COM              435569108      457    43500 SH       SOLE                    43500
Honeywell Intl.                COM              438506107      634    24000 SH       SOLE                    24000
Host Marriott Corp. New Com.   COM              44107P104       78    11043 SH       SOLE                    11043
Household International        COM              441815107      606    10750 SH       SOLE                    10750
International Paper            COM              460146103      418    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101     1628    17638 SH       SOLE                    17638
Johnson & Johnson              COM              478160104    10342   186680 SH       SOLE                   186680
Kerr-McGee Corp.               COM              492386107      208     4000 SH       SOLE                     4000
Kinder Morgan Energy Partners  COM              494550106      504    14550 SH       SOLE                    14550
Liberty Media Corp. Series A   COM              530718105     3234   254652 SH       SOLE                   254652
Loral Space & Commun. Ltd      COM              G56462107       76    58550 SH       SOLE                    58550
Manulife Financial Corp.       COM              56501r106      315    12000 SH       SOLE                    12000
Marriott Intl Inc. CL A        COM              571903202      835    25000 SH       SOLE                    25000
McDonald's Corp.               COM              580135101      362    13350 SH       SOLE                    13350
Merck & Co.                    COM              589331107    10290   154500 SH       SOLE                   154500
National Australia Bank        COM              632525408      294     4600 SH       SOLE                     4600
National Commerce Financial Co COM              63545P104      391    15000 SH       SOLE                    15000
News Corporation, Ltd., Prefer COM              652487802     1303    61200 SH       SOLE                    61200
Northern Border Partners       COM              664785102     1315    33850 SH       SOLE                    33850
Royal Dutch Petroleum          COM              780257804     1266    25199 SH       SOLE                    25199
SBC Communications             COM              78387g103     1923    40813 SH       SOLE                    40813
Sun Microsystems Inc.          COM              866810104      134    16200 SH       SOLE                    16200
Suncor Energy Inc.             COM              867229106      251     9000 SH       SOLE                     9000
Telecom Italia Spa ADR         COM              87927w106      381     5000 SH       SOLE                     5000
Texas Instruments Inc.         COM              882508104     1232    49325 SH       SOLE                    49325
U.S. Bancorp                   COM              902973304     1742    78545 SH       SOLE                    78545
United Technologies            COM              913017109      279     6000 SH       SOLE                     6000
UnitedGlobalCom, Inc.          COM              913247508      140    60275 SH       SOLE                    60275
Unitil Corp.                   COM              913259107      461    19000 SH       SOLE                    19000
Verizon Communications         COM              92343V104      216     3990 SH       SOLE                     3990
Viacom Inc CL B                COM              925524308      288     8334 SH       SOLE                     8334
Vodafone Group PLC ADR F       COM              92857T107      348    15850 SH       SOLE                    15850
W P Carey Diversified          COM              92930Y107     1189    55700 SH       SOLE                    55700
Walt Disney Co.                COM              254687106      624    33500 SH       SOLE                    33500
Waste Management, Inc.         COM              94106L109     1147    42900 SH       SOLE                    42900
Wells Fargo & Co.              COM              949746101     2511    56500 SH       SOLE                    56500
Wellsford Real Properties Inc. COM              950240101      405    21100 SH       SOLE                    21100
Williams Comm. Group           COM              969455104       21    17950 SH       SOLE                    17950
Williams Cos Inc.              COM              969457100      809    29625 SH       SOLE                    29625
Williams Energy Ptnrs LP       COM              969491109     1473    39800 SH       SOLE                    39800
WorldCom Inc.                  COM              98157D106      626    41600 SH       SOLE                    41600
XL Capital Ltd.                COM              G98255105     2075    26262 SH       SOLE                    26262
First International Bancshares                  Private         36    14560 SH       SOLE                    14560
First International Bancshares                  Private         36    14560 SH       SOLE                    14560
Putnam Health Sciences Trust   MUT              746778109      236 3656.626 SH       SOLE                 3656.626


REPORT SUMMARY      93 DATA RECORDS            109162       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED